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                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 333-40455
                                                     1940 Act File No. 811-08495



                                  March 4, 2008


FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Nationwide Mutual Funds (the "Registrant")
                  SEC File Nos. 333-40455 and 811-08495
                  Rule 497(j) filing
                  -------------------------------------------

Dear Sir or Madam:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus for each of the following funds:

NATIONWIDE BOND FUND (CLASS X AND Y SHARES);
NATIONWIDE GOVERNMENT BOND FUND (CLASS X AND Y SHARES);
NATIONWIDE GROWTH FUND; NATIONWIDE HEDGED CORE EQUITY FUND;
NATIONWIDE LARGE CAP VALUE FUND;
NATIONWIDE MARKET NEUTRAL FUND;
NATIONWIDE MICRO CAP EQUITY FUND;
NATIONWIDE MID CAP GROWTH FUND;
NATIONWIDE MID CAP GROWTH LEADERS FUND;
NATIONWIDE FUND; NATIONWIDE LEADERS FUND;
NATIONWIDE SMALL CAP CORE FUND;
NATIONWIDE SMALL CAP FUND;
NATIONWIDE SMALL CAP GROWTH OPPORTUNITIES FUND;
NATIONWIDE SMALL CAP LEADERS FUND;
NATIONWIDE SMALL CAP VALUE FUND;
NATIONWIDE TAX-FREE INCOME FUND (CLASS X AND Y SHARES);
NATIONWIDE U.S. GROWTH LEADERS FUND;
NATIONWIDE U.S. GROWTH LEADERS LONG-SHORT FUND;
NATIONWIDE VALUE OPPORTUNITIES FUND;
NATIONWIDE WORLDWIDE LEADERS FUND;
NATIONWIDE CHINA OPPORTUNITIES FUND;
NATIONWIDE EMERGING MARKETS FUND;
NATIONWIDE GLOBAL FINANCIAL SERVICES FUND;
NATIONWIDE HEALTH SCIENCES FUND;
NATIONWIDE NATURAL RESOURCES FUND;
NATIONWIDE TECHNOLOGY AND COMMUNICATIONS FUND;
NATIONWIDE GLOBAL UTILITIES FUND;
NATIONWIDE INTERNATIONAL GROWTH FUND;
NORTHPOINTE SMALL CAP GROWTH FUND; and
NORTHPOINTE SMALL CAP VALUE FUND;

that could have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 95/96 to the Registration Statement of the Registrant that has been filed electronically.

         Please note that this does not include the form of Prospectus for each of the following Funds:

NATIONWIDE BOND FUND;
NATIONWIDE BOND INDEX FUND;
NATIONWIDE DESTINATION 2010 FUND;
NATIONWIDE DESTINATION 2015 FUND;
NATIONWIDE DESTINATION 2020 FUND;
NATIONWIDE DESTINATION 2025 FUND;
NATIONWIDE DESTINATION 2030 FUND;
NATIONWIDE DESTINATION 2035 FUND;
NATIONWIDE DESTINATION 2040 FUND;
NATIONWIDE DESTINATION 2045 FUND;
NATIONWIDE DESTINATION 2050 FUND;
NATIONWIDE RETIREMENT INCOME FUND;
NATIONWIDE ENHANCED INCOME FUND;
NATIONWIDE GOVERNMENT BOND FUND;
NATIONWIDE INTERNATIONAL INDEX FUND;
NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND;
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND;
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND;
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND;
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND;
NATIONWIDE MID CAP MARKET INDEX FUND;
NATIONWIDE MONEY MARKET FUND;
NATIONWIDE OPTIMAL ALLOCATIONS FUND: GROWTH;
NATIONWIDE OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH;
NATIONWIDE OPTIMAL ALLOCATIONS FUND: MODERATE;
NATIONWIDE OPTIMAL ALLOCATIONS FUND: DEFENSIVE;
NATIONWIDE OPTIMAL ALLOCATIONS FUND: SPECIALTY;
NATIONWIDE S&P 500 INDEX FUND;
NATIONWIDE SHORT DURATION BOND FUND;
NATIONWIDE SMALL CAP INDEX FUND; and
NATIONWIDE TAX-FREE INCOME FUND;

and the form of Statements of Additional Information for the above-referenced series of the Registrant that will be filed with the Securities and Exchange Commission under Rule 497(c).

         Post-Effective Amendment Nos. 95/96 became effective with the Securities and Exchange Commission on February 28, 2008.

         If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8429.

                                                     Very truly yours,

                                                     /s/ Peter M. Hong
                                                     ---------------------------
                                                     Peter M. Hong